Stock-Based Compensation - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) shares
Omnibus Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares to be issued	45,000,000
Number of shares available for grant as share-based awards	21,000,000
Number of options and stock appreciation rights outstanding	9,000,000
Number of restricted stock units and performance share units outstanding	6,000,000
Unamortized compensation | $	$ 127
Weighted-average period over which compensation cost is expected to be recognized	2 years 1 month 6 days
MGM China Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options and stock appreciation rights outstanding	77,000,000
MGP Omnibus Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted stock units and performance share units outstanding	244,000